Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
12.	PROPERTY AND EQUIPMENT

		Furniture,
		fixtures
	Leasehold	and office	Computer
	improvements	equipment	equipment	Total
	US$	US$	US$	US$

Cost
At January 1, 2024	172,601	175,703	1,052,424	1,400,728
Additions	187,732	17,606	132,170	337,508
Disposals/write-off	-	-	(83,746)	(83,746)
Exchange realignment	(5,419)	(3,304)	(27,080)	(35,803)

At December 31, 2024 and January 1, 2025	354,914	190,005	1,073,768	1,618,687
Additions	56,087	4,146	62,410	122,643
Disposals/write-off	(101,251)	(54,368)	(76,285)	(231,904)
Exchange realignment	8,137	2,285	25,621	36,043
At December 31, 2025	317,887	142,068	1,085,514	1,545,469

Accumulated depreciation
At January 1, 2024	135,452	149,471	925,316	1,210,239
Provided for the year	154,721	15,172	139,140	309,033
Disposals/write-off	-	-	(83,746)	(83,746)
Exchange realignment	(5,108)	(2,804)	(23,440)	(31,352)

At December 31, 2024 and January 1, 2025	285,065	161,839	957,270	1,404,174
Provided for the year	52,802	14,898	98,147	165,847
Disposals/write-off	(101,251)	(50,697)	(76,285)	(228,233)
Exchange realignment	6,920	1,817	23,553	32,290

At December 31, 2025	243,536	127,857	1,002,685	1,374,078

Net carrying amount
At December 31, 2025	74,351	14,211	82,829	171,391

At December 31, 2024	69,849	28,166	116,498	214,513